Fair Value Measurements - Schedule of Placement in Fair Value Hierarchy of Assets Measured at Fair Value (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	$ 186,717,533	$ 160,617,362
Money Market Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	180,353	108,673
Common/collective Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	34,259,968	31,538,124
Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	132,947,561	111,203,112
Self-directed Accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	10,746,270	8,576,758
Regency Centers Corporation Common Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	8,583,381	9,190,695
Quoted Prices in Active Markets for Identical Assets (Level 1)
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	143,874,184	119,888,543
Quoted Prices in Active Markets for Identical Assets (Level 1) | Money Market Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	180,353	108,673
Quoted Prices in Active Markets for Identical Assets (Level 1) | Common/collective Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	132,947,561	111,203,112
Quoted Prices in Active Markets for Identical Assets (Level 1) | Self-directed Accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	10,746,270	8,576,758
Quoted Prices in Active Markets for Identical Assets (Level 1) | Regency Centers Corporation Common Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Significant Other Observable Inputs (Level 2)
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	8,583,381	9,190,695
Significant Other Observable Inputs (Level 2) | Money Market Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Significant Other Observable Inputs (Level 2) | Common/collective Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Significant Other Observable Inputs (Level 2) | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Significant Other Observable Inputs (Level 2) | Self-directed Accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Significant Other Observable Inputs (Level 2) | Regency Centers Corporation Common Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	8,583,381	9,190,695
Significant Unobservable Inputs (Level 3)
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Significant Unobservable Inputs (Level 3) | Money Market Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Significant Unobservable Inputs (Level 3) | Common/collective Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Significant Unobservable Inputs (Level 3) | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Significant Unobservable Inputs (Level 3) | Self-directed Accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Significant Unobservable Inputs (Level 3) | Regency Centers Corporation Common Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Measured at NAV
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	34,259,968	31,538,124
Measured at NAV | Money Market Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Measured at NAV | Common/collective Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	34,259,968	31,538,124
Measured at NAV | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Measured at NAV | Self-directed Accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Measured at NAV | Regency Centers Corporation Common Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	$ 0	$ 0